Federated Hermes Project and Trade Finance Tender Fund
Portfolio of Investments
December 31, 2024 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—96.2%
		Air Transportation—0.4%
$ 3,701,130	[2]	Aercap Holdings NV, 5.829% (3-month USLIBOR +1.500%), 12/31/2028	11/23/2021	$ 3,703,680	$ 3,701,130
		Airlines—1.0%
9,000,000	[2]	Maher Terminals, LLC, 6.857% (SOFR CME +2.500%), 11/17/2025	3/7/2024	8,932,500	8,967,704
		Automotive—0.4%
3,200,000	[2]	JSC UzAuto Motors (“UzAuto Motors”), 8.643% (SOFR CME +4.250%), 8/24/2026	9/18/2023	3,200,000	3,200,000
		Banking—20.6%
4,250,000	[2]	Agrobank, 7.500% (90-DAY AVERAGE SOFR +3.000%), 11/25/2025	11/25/2024	4,250,000	4,250,000
EUR 5,000,000	[2]	Akbank T.A.S., 5.575% (3-month EURIBOR +1.750%), 4/28/2025	4/17/2024	5,293,048	5,179,248
$10,000,000	[2]	Avolon TLB Borrower 1 U.S. LLC, 6.142% (SOFR CME +1.750%), 6/24/2030	10/3/2024	9,987,500	9,987,500
10,000,000	[2]	Bank of Industry Ltd. (“BOI”) Guarantor - Africa Finance Corp., 6.678% (SOFR CME +2.200%), 9/30/2027	12/3/2024	10,000,000	10,000,000
2,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.227% (SOFR CME +1.800%), 11/23/2025	6/5/2024	1,989,000	1,989,843
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.304%–6.377% (SOFR CME +1.950%), 11/23/2026	11/21/2023- 11/30/2023	5,000,000	5,000,000
13,500,000	[2]	Itau Unibanco S.A. Nassau Branch, 5.570% (SOFR CME +0.624%), 3/14/2025	9/12/2024	13,500,000	13,504,832
5,634,146	[2]	Joint Stock Co. Asakabank, 7.745% (SOFR CME +3.500%), 3/28/2025	10/4/2023- 3/25/2024	5,619,146	5,636,662
8,500,000	[2]	Joint Stock Commercial Bank Agrobank, 8.088% (SOFR CME +3.000%), 1/24/2025	1/29/2024	8,410,750	8,503,957
15,000,000	[2]	National Bank of Egypt, 7.965% (SOFR CME +3.500%), 6/3/2025	6/21/2024- 9/13/2024	15,002,833	15,000,000
7,018,182	[2]	Puma International Financing S.A., (Lux, Inc.), 7.326% (SOFR CME +2.350%), 6/5/2027	5/30/2024- 12/2/2024	7,018,182	7,000,502
15,481,865	[2]	Sonangol Finance Ltd. (SFL), inc. in Cayman Islands, a wholly owned subsidiary of Sonangol EP, 9.717% (SOFR CME +5.750%), 9/30/2027	4/25/2024- 12/4/2024	15,350,384	15,250,807
EUR 7,000,000	[2]	T.C. Ziraat Bankasi A.S., 4.782% (3-month EURIBOR +1.730%), 4/30/2025	4/17/2024	7,383,961	7,224,066
$ 5,000,000	[2]	T.C. Ziraat Bankasi A.S., 6.081% (SOFR CME +1.800%), 6/25/2025	12/16/2024	5,000,000	4,998,742
5,000,000	[2]	T.C. Ziraat Bankasi A.S., 7.172% (SOFR CME +1.980%), 4/16/2025	4/17/2024	4,958,375	4,991,457
EUR 4,666,667	[2]	The National Bank For Foreign Economic Activity of the Republic of Uzbekistan (NBU), 7.110% (6-month EURIBOR +3.750%), 9/5/2025	4/26/2024	4,991,069	4,834,146
$10,000,000	[2]	Turikiye Vakiflar Bankasi T.A.O., 6.600% (SOFR CME +2.000%), 5/31/2025	5/13/2024	9,927,500	9,988,211
5,000,000	[2]	Turkiye Ihracat Kredi Bankasi A.S. (“TurkExim”), 5.506% (SOFR CME +1.250%), 12/29/2025	12/17/2024	5,000,000	5,000,000
14,500,000	[2]	Turkiye Ihracat Kredi Bankasi A.S., (“TurkExim”), 6.430% (SOFR CME +2.000%), 5/21/2025	5/13/2024	14,500,000	14,500,000
12,500,000	[2]	Yapi ve Kredi Bankasi A.S., 5.880% (SOFR CME +1.600%), 6/27/2025	12/16/2024	12,500,000	12,493,728
EUR 5,000,000	[2]	Yapi ve Kredi Bankasi A.S., 4.618% (3-month EURIBOR +1.750%), 6/9/2025	6/13/2024	5,339,001	5,173,348
$ 4,000,000	[2]	Yapi ve Kredi Bankasi A.S., 6.427% (SOFR CME +2.000%), 6/10/2025	5/30/2024	3,969,375	3,990,448
8,000,000	[2]	Zenith Bank PLC, 7.547% (SOFR CME +3.000%), 1/24/2025	2/7/2024	8,000,000	8,000,000
		TOTAL			182,497,497
		Basic Industry - Metals/Mining Excluding Steel—4.5%
14,156,113	[2]	CSN, 7.073% (SOFR CME +2.500%), 12/31/2027	3/26/2024- 9/30/2024	14,333,065	14,027,036
5,500,000	[2]	Harmony Gold Mining Co. Ltd., 7.400% (SOFR CME +2.810%), 5/31/2027	7/31/2018- 4/30/2021	5,507,949	5,500,000
10,743,748	[2]	Mantoverde S.A. (Chilean mine opco), 8.565% (SOFR CME +3.750%), 12/31/2030	5/23/2024	10,636,310	10,743,748

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Basic Industry - Metals/Mining Excluding Steel—continued
$ 8,540,041	[2]	Navoi Mining and Metallurgical Co., 9.378% (SOFR CME +4.760%), 4/20/2027	5/18/2022- 5/30/2024	$ 8,473,422	$ 8,540,040
800,000	[2]	PJSC MMC Norilsk Nickel, 5.853% (SOFR CME +1.400%), 2/20/2025	11/30/2020- 10/13/2021	791,400	780,920
		TOTAL			39,591,744
		Beverages—0.5%
4,714,123	[2]	International Beverage Tashkent, 9.332%–9.402% (SOFR CME +4.500%), 12/29/2026	12/28/2021- 9/11/2024	4,714,123	4,714,123
		Chemicals—1.3%
3,925,000	[2]	Egyptian Ethylene & Derivatives Co. SAE, 8.359% (SOFR CME +4.000%), 9/13/2028	9/22/2023- 10/17/2023	3,925,000	3,925,000
7,546,744	[2]	PJSC Acron, 6.246% (1-month USLIBOR +1.700%), 5/18/2026	11/26/2021	7,546,744	7,465,521
		TOTAL			11,390,521
		Communications - Cable & Satellite—1.1%
9,925,000	[2]	IHS Zambia Ltd., 9.918% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021- 10/17/2024	9,921,263	10,155,810
		Communications - Telecom Wirelines—4.0%
10,500,000	[2]	Dobson Technologies, Inc., 8.400% (SOFR CME +3.750%), 9/26/2029	12/16/2024	10,500,000	10,487,395
5,925,000	[2]	Gridiron Fiber Corp., 8.279% (SOFR CME +3.750%), 8/31/2030	11/22/2023	5,925,000	5,925,000
9,200,000	[2]	Telekom Srbija A D Beograd, 6.134% (6-month EURIBOR +3.500%), 12/5/2029	11/28/2024	9,154,000	9,485,190
EUR 9,000,000	[2]	Vantage Towers AG, 6.715% (3-month EURIBOR +4.000%), 3/21/2030	7/2/2024	9,673,010	9,290,481
		TOTAL			35,188,066
		Consumer Goods - Food - Wholesale—1.4%
$12,500,000	[2]	Marfrig Global Foods S.A., 6.248% (SOFR CME +1.800%), 4/27/2026	5/24/2024	12,500,000	12,508,801
1	[2,3,4,5]	Vicentin SAIC II, 11.579% (3-month USLIBOR +6.000%), 1/15/2024	2/21/2018	1	0
		TOTAL			12,508,801
		Electric Utilities—0.8%
3,152,542	[2]	Karpower Latam Solutions DMCC, 9.835% (SOFR CME +5.250%), 10/30/2026	8/29/2023	3,139,932	3,140,287
3,657,111	[2]	Qatar Electricity and Water Co. Q.P.S.C, 9.648% (SOFR CME +5.320%), 6/30/2027	2/8/2024	3,596,269	3,602,759
		TOTAL			6,743,046
		Energy - Exploration & Production—14.0%
14,000,000	[2]	Arab Republic of Egypt represented by the Egyptian General Petroleum Corp. (“EGPC”), 7.668%–8.096% (SOFR CME +4.000%), 10/23/2025	9/25/2024- 10/28/2024	14,000,000	13,888,381
13,000,000	[2]	Azule Energy Holding Ltd., 9.191% (SOFR CME +4.500%), 7/29/2029	10/27/2022- 6/7/2024	12,923,750	13,101,202
9,947,826	[2]	BlueNord Energy Denmark A/S, 8.829% (SOFR CME +4.000%), 12/31/2029	6/7/2024	9,947,826	9,932,411
9,642,857	[2]	Borrower Prime Oil and Gas Cooperatief UA, parent holdco offshore in Netherlands, 8.370% (SOFR CME +4.000%), 6/30/2029	3/28/2024- 12/19/2024	9,617,933	9,612,056
10,500,000	[2]	Carmo Energy S.A., 7.313% (SOFR CME +5.280%), 12/22/2029	6/30/2023- 12/16/2024	10,500,000	10,500,000
11,000,000	[2]	CC Energy Development Ltd., 8.570% (SOFR CME +4.500%), 12/31/2030	8/31/2022	11,000,000	11,000,000
16,000,000	[2]	Chevron Asia PAC, 4.956% (SOFR CME +0.700%), 1/6/2025	12/20/2024	15,969,163	15,986,711
1,387,500	[2]	Ithaca Energy (UK) Ltd., 8.508%–8.507% (SOFR CME +4.000%), 12/31/2029	11/4/2024	1,387,500	1,387,500
9,864,165	[2]	NEO Energy Group Ltd., 8.598% (SOFR CME +3.500%), 3/31/2028	10/8/2024	9,864,165	9,864,165
11,000,000	[2]	Shell Trading Rotterdam B.V., 4.848% (SOFR CME +0.510%), 1/23/2025	12/26/2024	10,964,523	10,964,523
5,000,000	[2]	SOCAR Energy, 9.208% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	4,957,500	5,000,000
711,666	[2]	Sonangol Finance Ltd., 8.672% (1-month USLIBOR +4.200%), 1/31/2025	5/24/2023- 10/11/2023	706,541	711,667
5,571,429	[2]	Sonangol Finance Ltd., 9.722% (SOFR CME +5.250%), 9/30/2026	9/15/2021- 4/25/2024	5,530,714	5,571,429

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Exploration & Production—continued
$ 6,633,890	[2]	Yinson Azalea Production PTE Ltd., 7.371%–7.589% (SOFR CME +3.000%), 3/31/2032	8/5/2024- 12/10/2024	$ 6,614,479	$ 6,633,890
		TOTAL			124,153,935
		Energy - Gas Distribution—3.1%
646,984	[2]	Papua New Guinea Liquefied Natural Gas Global Co., 8.440% (6-month USLIBOR +3.750%), 6/15/2026	4/14/2023	640,514	646,983
9,968,980	[2]	Venture Global Calcasieu Pass LLC, 7.332% (SOFR CME +2.875%), 8/19/2026	1/28/2021- 2/10/2023	9,929,682	9,968,980
16,581,606	[2]	Venture Global Plaquemines LNG LLC, 6.314%–6.372% (SOFR CME +1.975%), 5/25/2029	12/15/2022- 12/19/2024	16,229,165	16,581,606
		TOTAL			27,197,569
		Energy - Integrated Energy—0.6%
5,145,226	[2]	Staatsolie Maatschappij Suriname NV, 7.885%–10.387% (SOFR CME +5.500%), 1/25/2028	6/17/2019- 5/22/2024	5,153,777	5,145,226
		Energy - Oil Field Equipment & Services—7.3%
2,195,652	[2]	Alfa Lula Alto S.a.r.l., 6.976% (SOFR CME +2.300%), 12/15/2029	6/16/2023- 4/8/2024	2,162,812	2,216,453
10,167,112	[2]	Alfa Lula Alto S.a.r.l., 7.192% (SOFR CME +2.100%), 1/15/2028	6/16/2023- 4/8/2024	10,072,481	10,305,215
12,300,940	[2]	Beta Lula Central S.a.r.l. (Lux, Inc.), 7.192% (SOFR CME +2.300%), 6/15/2030	12/6/2023- 7/11/2024	12,255,450	12,481,445
12,303,841	[2]	GY-DW-UK-IV Ltd., 6.705% (SOFR CME +2.100%), 12/8/2028	11/5/2024- 12/31/2024	12,188,801	12,238,811
12,892,891	[2]	Heritage Petrol Co. Ltd., 9.646% (SOFR CME +5.250%), 5/5/2029	11/9/2023- 5/22/2024	13,720,990	13,294,076
6,569,409	[2]	Petroleos del Peru S.A., 9.231% (SOFR CME +4.806%), 6/13/2025	5/22/2024	6,569,409	6,568,193
6,976,688	[2]	Sonasing Xikomba Ltd. (“Xikomba”), Bermuda, Inc., 7.155% (3-month USLIBOR +2.300%), 5/29/2026	4/11/2022- 12/8/2023	6,978,704	6,976,688
		TOTAL			64,080,881
		Energy - Oil Refining and Marketing—4.8%
13,000,000	[2]	Trafigura Pte., Ltd., 5.838% (SOFR CME +1.500%), 7/7/2025	6/26/2024	13,000,000	12,972,307
16,000,000	[2]	Turkiye Petrol Rafinerileri A.S. (“Tupras”, the “Co.”), 7.327% (SOFR CME +2.750%), 1/3/2025	11/11/2024	15,837,169	15,989,563
13,390,154	[2]	Yinson Bergenia Production, 8.489% (SOFR CME +3.900%), 6/10/2028	3/6/2023- 6/24/2024	13,392,778	13,390,154
		TOTAL			42,352,024
		Foreign Sovereign—7.8%
EUR 59,200	[2]	Bank of Industry Ltd. Central Bank of Nigeria, 7.513% (3-month EURIBOR +4.500%), 2/14/2025	3/17/2020	64,954	61,322
2,589,286	[2]	Benin, Government of, 6.836% (6-month EURIBOR +3.950%), 4/30/2027	6/29/2023- 6/20/2024	2,799,865	2,682,111
2,742,857	[2]	Benin, Government of, 6.937% (6-month EURIBOR +4.300%), 12/21/2026	12/21/2021	3,094,766	2,761,309
2,971,428	[2]	Benin, Government of, 6.937% (6-month USLIBOR +4.300%), 12/21/2026	12/23/2021	3,367,966	3,077,953
12,500,000	[2]	Cote D’Ivoire, Government of, 6.179% (6-month EURIBOR +3.050%), 3/7/2026	5/21/2024	13,569,994	12,904,369
$ 6,599,245	[2,5]	Islamic Republic of Pakistan represented by Ministry of Economic Affairs, 8.189%–8.327% (SOFR CME +4.150%), 12/11/2025	10/30/2024- 12/8/2024	6,599,245	6,587,106
3,000,000	[2]	Kenya, Government of, 11.652% (6-month USLIBOR +6.450%), 3/4/2026	2/16/2024	2,979,750	3,000,000
EUR 3,500,000	[2]	Minister of Finance of Ukraine, 7.819% (3-month EURIBOR +4.100%), 9/1/2026	8/26/2021	4,114,075	2,908,594
8,000,000	[2]	Senegal, Government of, 7.189% (3-month EURIBOR +4.350%), 3/1/2026	6/9/2023	8,596,799	8,286,798
14,500,000	[2]	The Republic De Cote D’Ivoire (Republic Of Cote D’Ivoire) Acting Through And Represented By The Ministre Des Finances Et Du Budget (Minister Of Finance And Budget), 5.888% (1-month EURIBOR +2.750%), 4/21/2025	11/13/2024	15,271,453	14,989,107

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
$11,500,000	[2]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 10.354% (SOFR CME +6.000%), 12/11/2025	12/18/2024	$11,500,000	$ 11,488,018
		TOTAL			68,746,687
		Gas Distributor—3.0%
3,606,169	[2]	Caliche Development Partners III, LLC, SPV, 6.820% (SOFR CME +2.250%), 10/1/2029	12/4/2024	3,606,169	3,603,882
4,211,252	[2]	Energia Mayakan SA de CV, 7.128% (SOFR CME +2.750%), 3/20/2031	10/8/2024	4,177,956	4,189,928
19,000,000	[2]	Repsol Trading S.A., 5.056% (SOFR CME +0.700%), 1/27/2025	12/20/2024	18,906,604	18,928,434
		TOTAL			26,722,244
		Government Agency—1.9%
EUR 12,500,000	[2]	Republic of Senegal via Ministry of Finance and Budget, 8.446% (6-month EURIBOR +5.800%), 12/22/2028	12/19/2023- 5/9/2024	13,616,924	12,729,826
3,993,449	[2]	Republic of Senegal, represented by the Ministry of Economy, Planning & Cooperation, 7.053% (3-month EURIBOR +4.350%), 1/6/2025	1/11/2023- 1/4/2024	4,294,354	4,135,345
		TOTAL			16,865,171
		Other—0.6%
$ 6,020,900	[2]	Ten FPSO, 7.521% (SOFR CME +3.125%), 3/15/2026	2/19/2024- 12/19/2024	5,840,787	5,556,654
		Pharmaceuticals—0.7%
EUR 5,849,050	[2]	Medina, 6.056% (3-month EURIBOR +3.000%), 4/30/2029	8/31/2023	6,281,262	6,036,719
		State/Provincial—4.2%
$13,625,667	[2]	Egypt, Government of, 7.667%–9.048% (SOFR CME +4.000%), 12/18/2025	6/9/2024- 12/18/2024	13,625,667	13,625,667
6,000,000	[2]	Tanzania, Government of, 10.563% (SOFR CME +5.850%), 8/9/2026	5/31/2024	6,000,750	6,023,001
EUR 9,500,000	[2]	The Republic De Cote D’Ivoire via The Ministry Of Finance And Budget, 6.683% (6-month EURIBOR +3.000%), 3/6/2025	7/4/2024	10,251,802	9,826,773
7,680,555	[2]	The Republic of Cote d’Ivoire acting through And Represented By The Ministry Des Finances Et Du Budget (Ministry Of Finance And Budget), 9.426% (6-month EURIBOR +5.750%), 1/8/2028	6/3/2024	8,372,999	7,955,901
		TOTAL			37,431,342
		Supranational—1.5%
$ 5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 5.964% (SOFR CME +1.450%), 8/23/2025	7/18/2023	4,876,750	4,996,203
4,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.109% (SOFR CME +1.750%), 12/16/2026	11/22/2024	4,000,000	3,992,748
4,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.309% (SOFR CME +1.950%), 12/16/2027	12/11/2024	4,000,000	3,985,707
		TOTAL			12,974,658
		Telecommunications - Wireless—6.7%
5,800,000	[2]	HTA Group Ltd., Inc. in Mauritius, 8.931% (SOFR CME +4.311%), 9/13/2028	5/20/2024- 5/28/2024	5,648,600	5,703,244
5,722,500	[2]	HTA Group Ltd., Inc. in Mauritius, 8.931% (SOFR CME +4.311%), 9/13/2028	9/13/2024	5,666,275	5,695,220
9,500,000	[2]	IHS Holding Ltd., Cayman Islands, Inc., 9.156% (SOFR CME +4.500%), 10/9/2029	10/8/2024	9,500,000	9,500,000
EUR 874,125	[2]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 5.944%–6.652% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 12/12/2024	950,073	934,905
7,800,000	[2]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 6.412% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 5/9/2024	8,318,474	8,342,354
$ 7,000,000	[2]	Phoenix Tower International Spain ETVE, S.L.U., 8.325% (SOFR CME +4.000%), 8/10/2027	11/21/2022	6,951,000	7,072,354
EUR 12,750,000	[2]	TDC Net A/S, 5.355% (3-month EURIBOR +2.400%), 2/2/2027	3/28/2023- 11/13/2024	13,718,901	13,207,084
$ 8,500,000	[2]	Tillman Infrastructure ABS SUB 1, LLC, 7.830% (SOFR CME +3.000%), 4/23/2029	6/25/2024	8,457,500	8,521,055
		TOTAL			58,976,216

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Transportation - Transport Infrastructure/Services—2.2%
EUR 7,500,000	[2]	Fraport TAV Antalya Yatirim Yapim ve Isletme (SPV, Turkey), 8.215% (6-month EURIBOR +5.500%), 9/25/2025	9/1/2022	$ 7,461,001	$ 7,796,696
$ 5,223,214	[2]	Impala Terminals Switzerland SAR, 8.020% (SOFR CME +3.000%), 8/13/2025	3/28/2023- 12/1/2023	5,132,932	5,205,882
6,912,500	[2]	ITG3 S.a.r.l., 7.702% (SOFR CME +3.250%), 2/15/2027	5/24/2024	6,914,228	6,863,011
		TOTAL			19,865,589
		Transportation Infrastructure—1.0%
8,750,000	[2]	Transnet SOC Ltd., 8.868% (SOFR CME +4.250%), 6/21/2027	11/14/2024	8,720,208	8,706,244
		Utility - Electric-Generation—0.8%
EUR 6,499,990	[2]	Eesti Energia AS, 7.941% (6-month EURIBOR +4.500%), 5/11/2028	5/5/2023	7,161,363	6,733,013
$ 307,692	[2]	The Sharjah Electricity and Water Authority, 6.812% (3-month USLIBOR +1.950%), 12/23/2025	12/21/2020- 1/11/2021	307,154	307,692
		TOTAL			7,040,705
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $856,902,704)			850,510,306
		INVESTMENT COMPANY—2.3%
20,149,513		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[6] (IDENTIFIED COST $20,149,513)			20,149,513
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $877,052,217)			870,659,819
		OTHER ASSETS AND LIABILITIES - NET—1.5%[7]			13,190,483
		TOTAL NET ASSETS—100%			$883,850,302
At December 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/23/2025	State Street Bank & Trust Co.	40,100,000	EUR	$41,809,463	$(180,945)
Contracts Sold:
2/23/2025	Barclays Bank PLC	97,990,000	EUR	$103,470,022	$1,744,873
3/20/2025	Bank of America	96,500,000	EUR	$101,642,746	$1,345,516
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$2,909,444
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 3/31/2024	$5,478,299	$—	$5,478,299
Purchases at Cost	$124,644,869	$470,947,380	$595,592,249
Proceeds from Sales	$(130,123,061)	$(450,797,867)	$(580,920,928)
Change in Unrealized Appreciation/Depreciation	$(4,008)	$—	$(4,008)
Net Realized Gain/(Loss)	$3,901	$—	$3,901
Value as of 12/31/2024	$—	$20,149,513	$20,149,513
Shares Held as of 12/31/2024	—	20,149,513	20,149,513
Dividend Income	$160,979	$3,013,220	$3,174,199

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2024, these restricted securities amounted to
$850,510,306, which represented 96.2% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$850,510,306	$850,510,306
Investment Company	20,149,513	—	—	20,149,513
TOTAL SECURITIES	$20,149,513	$—	$850,510,306	$870,659,819
Other Financial Instruments[1]
Assets	$—	$3,090,389	$—	$3,090,389
Liabilities	—	(180,945)	—	(180,945)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$2,909,444	$—	$2,909,444

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2024	$587,809,962
Accreted/amortized discount/premiums	1,692,654
Realized gain (loss)	(1,863,621)
Change in unrealized appreciation/depreciation	(6,100,110)
Purchases	691,261,377
(Sales)	(422,288,743)
Balance as of 12/31/2024	$850,511,519
Total change in unrealized appreciation/depreciation attributable to investments still held at 12/31/2024	$(6,264,398)

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
JSC	—Joint Stock Company
SOFR	—Secured Overnight Financing Rate
USLIBOR	—United States London Interbank Offered Rate